Insurance - Summary of Amounts Arising from Insurance Contracts (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Disclosure of amounts arising from insurance contracts [line items]
Earned premiums	$ 4,202	$ 3,717	$ 3,483
Fee income and other revenue	363	565	562
Insurance Claims and Related Expenses	2,886	2,787	2,444
Insurance Revenue	4,565	4,282	4,045
Gross amount arising from insurance contracts [member]
Disclosure of amounts arising from insurance contracts [line items]
Earned premiums	4,845	4,632	4,398
Insurance Claims and Related Expenses	3,380	2,987	2,676
Reinsurer's share of amount arising from insurance contracts [member]
Disclosure of amounts arising from insurance contracts [line items]
Earned premiums	643	915	915
Insurance Claims and Related Expenses	$ 494	$ 200	$ 232